PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.8% of Net Assets
	Aerospace & Defense – 0.5%
$190,000	General Dynamics Corp., 3.500%, 4/01/2027	$217,233
115,000	Raytheon Technologies Corp., 3.125%, 7/01/2050	122,220

		339,453

	Automotive – 1.2%
35,000	Ford Motor Co., 4.750%, 1/15/2043	27,573
85,000	Ford Motor Co., 5.291%, 12/08/2046	69,895
45,000	Ford Motor Co., 7.450%, 7/16/2031	47,362
40,000	General Motors Co., 5.200%, 4/01/2045	38,743
360,000	General Motors Co., 5.950%, 4/01/2049	378,453
115,000	General Motors Co., 6.250%, 10/02/2043	122,207
110,000	General Motors Co., 6.800%, 10/01/2027	128,179

		812,412

	Banking – 2.7%
335,000	Barclays PLC, (fixed rate to 6/24/2030, variable rate thereafter), 2.645%, 6/24/2031	333,509
250,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	284,964
260,000	Deutsche Bank AG, (fixed rate to 4/08/2030, variable rate thereafter), 5.882%, 7/08/2031	259,036
200,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	208,337
355,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	355,000
260,000	Standard Chartered PLC, (fixed rate to 7/26/2025, variable rate thereafter), 6.000%, 144A(a)	259,748
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	201,626

		1,902,220

	Diversified Manufacturing – 0.3%
140,000	Carrier Global Corp., 2.700%, 2/15/2031, 144A	139,590
35,000	General Electric Co., 3.625%, 5/01/2030	35,040
65,000	General Electric Co., 4.350%, 5/01/2050	64,285

		238,915

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.4%
$245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 9/15/2023	$245,029
50,000	GATX Corp., 4.000%, 6/30/2030	53,522

		298,551

	Food & Beverage – 0.3%
75,000	J.M. Smucker Co. (The), 3.550%, 3/15/2050	77,382
90,000	Sysco Corp., 6.600%, 4/01/2050	124,646

		202,028

	Health Insurance – 0.5%
220,000	Anthem, Inc., 3.125%, 5/15/2050	227,586
85,000	Humana, Inc., 3.950%, 8/15/2049	100,157

		327,743

	Healthcare – 0.3%
30,000	Cigna Corp., 2.400%, 3/15/2030	31,129
75,000	Cigna Corp., 3.200%, 3/15/2040	79,449
115,000	CVS Health Corp., 3.250%, 8/15/2029	127,061

		237,639

	Independent Energy – 0.3%
205,000	Canadian Natural Resources Ltd., 2.950%, 7/15/2030	204,383

	Integrated Energy – 0.3%
45,000	Chevron Corp., 3.078%, 5/11/2050	47,778
150,000	Exxon Mobil Corp., 3.452%, 4/15/2051	166,114

		213,892

	Life Insurance – 0.7%
210,000	Athene Holding Ltd., 6.150%, 4/03/2030	241,719
235,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	260,849

		502,568

	Media Entertainment – 0.4%
90,000	ViacomCBS, Inc., 4.950%, 1/15/2031	106,278
175,000	ViacomCBS, Inc., 4.950%, 5/19/2050	194,920

		301,198

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – 0.3%
$35,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	$34,292
175,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	194,286

		228,578

	Property & Casualty Insurance – 1.3%
350,000	Arch Capital Group Ltd., 3.635%, 6/30/2050	366,881
110,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	115,702
415,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	442,607

		925,190

	Railroads – 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	15,352

	Restaurants – 0.4%
285,000	Starbucks Corp., 3.500%, 11/15/2050	300,275

	Retailers – 0.3%
25,000	AutoNation, Inc., 4.750%, 6/01/2030	27,089
165,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	180,773
10,000	Home Depot, Inc. (The), 3.350%, 4/15/2050	11,425

		219,287

	Sovereigns – 0.3%
200,000	Abu Dhabi Government International Bond, 3.875%, 4/16/2050, 144A	236,150

	Technology – 2.0%
60,000	Apple, Inc., 1.650%, 5/11/2030	61,328
160,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	175,548
235,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A	270,103
100,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030, 144A	117,253
235,000	Intel Corp., 4.750%, 3/25/2050	331,294
110,000	Microchip Technology, Inc., 4.250%, 9/01/2025, 144A	110,700
310,000	Micron Technology, Inc., 2.497%, 4/24/2023	322,172

		1,388,398

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Transportation Services – 0.5%
$115,000	FedEx Corp., 5.250%, 5/15/2050	$141,028
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	191,408

		332,436

	Treasuries – 83.0%
764,899	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)	974,369
675,961	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(b)	892,710
5,095,600	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(b)	6,790,632
1,213,607	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	1,805,958
5,905,144	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)	5,990,965
16,778,658	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2025(b)	17,577,472
1,722,475	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)	1,828,876
8,801,303	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2030(b)	9,508,064
1,699,322	U.S. Treasury Inflation Indexed Note, 0.250%, 7/15/2029(b)	1,858,976
5,812,424	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)	6,262,851
1,848,790	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)	2,001,642
2,211,829	U.S. Treasury Inflation Indexed Note, 0.750%, 7/15/2028(b)	2,493,635
782,027	U.S. Treasury Inflation Indexed Note, 0.875%, 1/15/2029(b)	890,930

		58,877,080

	Wireless – 0.7%
425,000	T-Mobile USA, Inc., 2.550%, 2/15/2031, 144A	426,496
75,000	T-Mobile USA, Inc., 4.500%, 4/15/2050, 144A	89,267

		515,763

	Wirelines – 0.1%
30,000	Verizon Communications, Inc., 4.000%, 3/22/2050	38,372

	Total Bonds and Notes (Identified Cost $65,515,053)	68,657,883

Short-Term Investments – 3.7%
2,648,020	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $2,648,020 on 7/01/2020 collateralized by $2,412,900 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $2,701,014 including accrued interest(c) (Identified Cost $2,648,020)	2,648,020

Description	Value (†)
Total Investments – 100.5% (Identified Cost $68,163,073)	$71,305,903
Other assets less liabilities – (0.5)%	(378,105)

Net Assets – 100.0%	$70,927,798

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Treasury Inflation Protected Security (TIPS).
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $3,610,448 or 5.1% of net assets.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes *	$—	$68,657,883	$—	$68,657,883
Short-Term Investments	—	2,648,020	—	2,648,020

Total	$—	$71,305,903	$—	$71,305,903

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	83.0%
Banking	2.7
Technology	2.0
Other Investments, less than 2% each	9.1
Short-Term Investments	3.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%